INTERESTS IN JOINT OPERATIONS (Details) R in Millions	12 Months Ended
	Dec. 31, 2017 ZAR (R) item	Dec. 31, 2016 ZAR (R)	Dec. 31, 2015 ZAR (R)
INTERESTS IN JOINT OPERATIONS
Loss on foreign exchange differences	R (292.4)	R (219.6)	R 359.4
Profit before tax	(7,379.7)	4,244.8	915.4
Profit for the year	(4,433.1)	3,042.7	538.2
Non-current assets	64,067.3	34,018.1	25,515.0
Current assets	12,004.5	7,703.2	2,750.7
Current liabilities	R (8,437.8)	(6,256.6)	R (5,347.3)
Kroondal Mine
INTERESTS IN JOINT OPERATIONS
Interest in joint operation (as a percent)	50.00%
Number of joint operation | item	2
Loss on foreign exchange differences	R 94.4	67.8
Profit before tax	175.0	90.8
Profit for the year	175.0	90.8
Non-current assets	1,284.0	1,296.1
Current assets	1,400.5	1,208.1
Current liabilities	(283.2)	(288.7)
Net assets (liabilities)	R 2,401.3	R 2,215.5